Fair Value Measurements - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - Level 3 - Market and income approach - Measurement Input, Discount Rate	Sep. 30, 2026
Liability for Share-Based Compensation
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liability for share-based compensation	0.165
Contingent Consideration Receivable
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent Consideration Receivable	15.00%